Submission	Oct. 22, 2025
Submission [Line Items]
Central Index Key	0001868282
Registrant Name	Osprey Solana Trust
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A